12. INCENTIVE SHARES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
12. INCENTIVE SHARES

At September 30, 2013, the Company did not have any active share-based compensation plans available for grants to employees, non-employee directors and consultants. Since its inception, the Company has granted incentive shares.

For the three and nine months ended September 30, 2013 and 2012, and for the period from March 11, 2011 (inception) through September 30, 2013, the Company recognized $1,741,908, $7,027,675, $2,029,505, $14,014,402 and $26,419,022 as compensation expense related to incentive shares granted in the consolidated statements of operations, respectively. Share compensation for non-employee awards subject to vesting is being accrued at current fair value. As of September 30, 2013, there was approximately $1,294,232, of unrecognized compensation cost related to incentive shares issued. This amount is expected to be recognized over a weighted average of 2.25 years.

	Employee - number of shares	Non Employee - number of shares	Total number of shares	Weighted Average Fair Value

Unvested December 31, 2011	1,281,225	321,165	1,602,390	$4.00
Granted	866,180	87,503	953,683	12.89
Vested	(2,048,280)	(193,672)	(2,241,952)	7.34
Forfeited	(46,353)	-	(46,353))	9.06
Unvested December 31, 2012	52,772	214,996	267,768	5.79
Granted	135,000	-	135,000	6.24
Vested	(17,918)	(115,445)	(133,363)	5.05
Forfeited	(20,833)	(37,500)	(58,333)	4.00
Unvested September 30, 2013	149,021	62,051	211,073	$6.43

All of the Company’s share base payments were originally issued as Retrophin LLC Class B incentive units that represent a profits interest up through the date of Retrophin LLC’s conversation to a C Corporation, which was structured as a tax free exchange transaction.

Shares granted as incentive shares were originally subject to certain conditions at the time of grant. Such conditions specified that upon the occurrence of a Termination Event, as defined in the amended operating agreement the Company shall have the right, but not the obligation, to repurchase, all, of the vested incentive shares owned by such incentive shareholder, at a purchase price based on the fair market value of the incentive shares determined in good faith by the Board of Directors. The aforementioned repurchase option was rescinded upon the Company’s conversion to a corporation.

Effective May 20, 2013, the Company entered into an employment agreement with Marc L. Panoff (the “Panoff Employment Agreement”) pursuant to which Mr. Panoff was appointed as Chief Financial Officer and Chief Accounting Officer of the Company. In accordance with the terms of the Panoff Employment Agreement, Mr. Panoff will be granted 120,000 units of restricted common stock of the Company, a pro rata portion of which will vest quarterly beginning on December 31, 2013 during the 3 years following the effective date.

On July 1, 2013, the Company granted 15,000 units of restricted common stock of the Company to an employee. The stock will vest quarterly in pro rata portions beginning September 30, 2013 during the 3 years following the grant date.

On March 31, 2011, the Company granted 1,849,300 incentive shares to several executive and non-executive employees, and certain consultants, with an aggregate fair value of $7,397,200 or $4 per share. The incentive shares vested on the final day of each calendar quarter over three years, commencing on June 30, 2011. On September 11, 2012, the Company accelerated the vesting of 938,175 shares issued to its founder and Chief Executive Officer, which resulted in a charge of $3,216,600 included in compensation and related costs in the accompanying statement of operations.

In August and November 2011, the Company granted an aggregate of 290,000 incentive shares to two consultants, with an aggregate fair value of $1,160,000 or $4 per share, for consulting services. The incentive shares vested on the final day of each calendar quarter over three years, commencing on June 30, 2011 and December 31, 2011.

In January 2012, the Company granted 826,600 incentive shares to the Chief Executive Officer, an employee and a consultant, with an aggregate fair value of $9,919,200 or $12 per share. The incentive shares vested on the final day of each calendar quarter over three years, commencing on March 31, 2012. On September 11, 2012, the Company immediately vested the Chief Executive Officer’s unvested incentive shares totaling 28,185 for continuing services. On December 11, 2012, the Chief Executive Officer’s remaining unvested incentive shares totaling 573,015 were vested immediately due to the merger, which resulted in an aggregate charge of $7,214,400 included in compensation and related costs in the accompanying statement of operations.

On March 7, 2012, the Company granted 83,333 incentive shares to a third party consultant, with an aggregate fair value of $2,000,000 or approximately $24 per share, for consulting services. The incentive shares vested (i) 50% immediately and (ii) on the final day of each calendar quarter over two years, commencing on March 31, 2012.

On July 7, 2012, the Company granted 43,750 incentive shares to an employee, with an aggregate fair value of $375,000 or approximately $8.6 per share. The incentive shares vested on the final day of each calendar quarter over three years, commencing on September 30, 2012.

For the year ended December 31, 2012, for the period from March 11, 2011 (inception) through December 31, 2011, and for the period from March 11, 2011 (inception) through December 31, 2012, the Company recognized $22,410,222, $1,979,299, and $24,389,521 as compensation expense related to incentive shares granted in the consolidated statements of operations, respectively. Share compensation for non-employee awards subject to vesting is being accrued at current fair value as of December 31, 2012, there was approximately $844,973 of unrecognized compensation cost related to incentive shares issued. This amount is expected to be recognized over a weighted average of 1.69 years.

	Employee - number of shares	Non Employee - number of shares	Total number of shares	Weighted Average Fair Value
Unvested March 11, 2011 ("inception")			-	$-
Granted	1,758,300	381,000	2,139,300	4.00
Vested	(431,240)	(59,835)	(491,075)	4.00
Forfeited	(45,835)	-	(45,835)	-

Unvested December 31, 2011	1,281,225	321,165	1,602,390	$4.00
Granted	866,180	87,503	953,683	12.89
Vested	(2,048,280)	(193,672)	(2,241,952)	7.34
Forfeited	(46,353)	-	(46,353)	-

Unvested December 31, 2012	52,772	214,996	267,768	$3.20

All of the Company’s share base payments were originally issued as Retrophin LLC Class B incentive units that represent a profits interest up through the date of the Retrophin’s conversation to a C Corporation, which was structured as a tax free exchange transaction.

Shares granted as incentive shares were originally subject to certain conditions at the time of grant. Such conditions specified that the occurrence of a Termination Event, as defined in the amended operating agreement the Company shall have the right, but not the obligation, to repurchase, all, of the vested incentive shares owned by such incentive shareholder, at a purchase price based on the fair market value of the incentive shares determined in good faith by the Board of Directors. The aforementioned repurchase option was rescinded upon the Company’s conversion to a corporation.